Regulatory matters	12 Months Ended
Mar. 31, 2025
Regulatory matters
17. Regulatory matters
Regulatory capital requirements
MHFG, MHBK, and MHTB are subject to regulatory capital requirements supervised by the Financial Services Agency in accordance with the provisions of Japan’s Banking Act and related regulations. Certain foreign banking subsidiaries are subject to regulation and control by local supervisory authorities, including central banks. Failure to meet minimum capital requirements may initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on the MHFG Group’s consolidated financial condition and results of operations.

The capital requirements and regulatory adjustments are being phased in over a transitional period as follows:

	March 2024	March 2025	March 2026	March 2027
Minimum Common Equity Tier 1 capital	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital	6.0%	6.0%	6.0%	6.0%

Minimum total capital	8.0%	8.0%	8.0%	8.0%
Capital conservation buffer	2.5%	2.5%	2.5%	2.5%
Countercyclical capital buffer (1)	0.09%	0.11%	0.11%	0.11%
Additional loss absorbency requirements for G-SIBs and D-SIBs (2)	1.0%	1.0%	1.0%	1.0%
Minimum Leverage Ratio (3)	3.5%	3.7%	3.7%	3.7%

Notes:
(1)	Figures assume that the countercyclical capital buffer will continue to be 0.11% after March 202 5 .
(2)	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.
(3)
The ratios disclosed above include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a
G-SIB
under the finalized Basel III reforms.

If the capital adequacy ratio and leverage ratio of a financial institution falls below the required level, the Financial Services Agency may, depending upon the extent of capital deterioration, take certain corrective action, including requiring the financial institution to submit an improvement plan to strengthen its capital base, reduce its total assets, restrict its business operations or other actions that could have a material effect on its financial condition and results of operations.
Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2024 and 2025 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2024		2025
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	5,883	8.09	5,826	8.11
Actual	9,259	12.73	9,506	13.23
Tier 1 capital:
Required (1)	6,973	9.59	6,904	9.61
Actual	10,801	14.85	11,248	15.65
Total risk-based capital:
Required (1)	8,428	11.59	8,341	11.61
Actual	12,314	16.93	12,755	17.75
Leverage Ratio (2) :
Required (3)	8,028	3.50	8,715	3.70
Actual	10,801	4.70	11,248	4.77
MHBK:
Common Equity Tier 1 capital:
Required	2,968	4.50	2,964	4.50
Actual	7,431	11.26	7,529	11.42

	2024		2025
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Tier 1 capital:
Required	3,957	6.00	3,952	6.00
Actual	8,973	13.60	9,267	14.06
Total risk-based capital:
Required	5,276	8.00	5,270	8.00
Actual	10,400	15.76	10,718	16.27
Leverage Ratio (2) :
Required	6,382	3.00	6,837	3.15
Actual	8,973	4.21	9,267	4.26
MHTB:
Common Equity Tier 1 capital:
Required	74	4.50	70	4.50
Actual	476	28.98	493	31.60
Tier 1 capital:
Required	98	6.00	93	6.00
Actual	476	28.98	493	31.60
Total risk-based capital:
Required	131	8.00	125	8.00
Actual	476	28.99	493	31.60
Leverage Ratio (2) :
Required	123	3.00	115	3.15
Actual	476	11.62	493	13.49
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,716	4.50	2,737	4.50
Actual	6,273	10.39	6,116	10.05
Tier 1 capital:
Required	3,621	6.00	3,649	6.00
Actual	7,805	12.93	7,843	12.89
Total risk-based capital:
Required	4,828	8.00	4,866	8.00
Actual	9,185	15.21	9,258	15.22
Leverage Ratio (2) :
Required	5,867	3.00	6,240	3.15
Actual	7,805	3.99	7,843	3.95
MHTB:
Common Equity Tier 1 capital:
Required	70	4.50	66	4.50
Actual	446	28.60	454	30.86
Tier 1 capital:
Required	93	6.00	88	6.00
Actual	446	28.60	454	30.86

	2024		2025
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Total risk-based capital:
Required	124	8.00	117	8.00
Actual	446	28.60	454	30.86
Leverage Ratio (2) :
Required	118	3.00	110	3.15
Actual	446	11.31	454	12.98

Notes:
(1)
The required ratios disclosed above, at March 31, 2024 and 2025, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.09% and 0.11%, respectively, and the additional loss absorbency requirements for
G-SIBs
and
D-SIBs
of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

(2)	The required and actual amounts disclosed above at March 31, 2024 and 2025 exclude amounts of deposits to the Bank of Japan.
(3)
The required ratios disclosed above, at March 31, 2024 and 2025, include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a
G-SIB
under the finalized Basel III reforms.

MHFG’s securities subsidiary in Japan is also subject to the capital adequacy requirement under Japan’s Financial Instruments and Exchange Act. Under this requirement, securities firms must maintain a minimum capital adequacy ratio of 120% calculated as a percentage of capital accounts less certain assets, as calculated using Japanese GAAP figures, against amounts equivalent to market, counterparty, and basic risks. Specific guidelines are issued as a ministerial ordinance that details the definition of essential components of the capital ratios, including capital, disallowed assets and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a temporary suspension of all or part of the business operations and further, to the cancellation of the license to act as a securities broker and dealer.
Management believes, as of each latest balance sheet date, that MHFG, MHBK, MHTB, and their securities subsidiary in Japan and foreign banking subsidiaries were in compliance with all capital adequacy requirements to which they were subject.